Vista Outdoor Inc. - 10-K Stockholders' Equity	12 Months Ended
Mar. 31, 2024
Vista Outdoor Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' Equity	Stockholders' Equity
We have authorized 50,000,000 shares of preferred stock, par value $1.00, none of which have been issued.
As of March 31, 2024, we maintain an equity incentive plan (the “2020 Vista Outdoor Inc. Stock Incentive Plan” or the “Plan”), which became effective on August 4, 2020. The Plan was established to govern equity awards granted to our employees and directors and provides for awards of incentive stock options, stock appreciation rights, restricted stock and restricted stock units, dividend equivalents, performance awards, stock awards, and other stock-based awards. We issue shares from the Plan upon the vesting of performance awards, restricted stock units, grant of restricted stock, or exercise of stock options and the awards are accounted for as equity-based compensation.
As of August 4, 2020, we were authorized to issue up to 3,351,200 common shares under the Plan. As of March 31, 2024, 251,349 common shares remain available to be granted.
Performance Based Awards
We currently grant two types of stock-based performance based awards: performance awards and performance awards with a TSR award modifier. The number of shares that could be issued range from 0% to 200% of the participant's target award.
Performance awards are awards in which the number of shares ultimately received depends on performance against specified metrics over a two to three-year performance period. These performance metrics are established on the grant date. At the end of the performance period, the number of shares of stock that could be issued is fixed based upon the degree of achievement of the performance goals. Performance awards are initially valued at our closing stock price on the date of grant. Stock compensation expense is recognized on a straight-line basis over the vesting period. The expense recognized over the vesting period is adjusted up or down based on the anticipated performance level during the performance period. If the performance metrics are not probable of achievement during the performance period, compensation expense would be reversed. The awards are forfeited if the threshold performance metrics are not achieved as of the end of the performance period. The performance share vest at the end of the performance period.
Performance awards with a TSR modifier are stock-based awards for which the number of shares ultimately received depends on our performance against specified metrics over a three-year performance period and the performance of our common stock over a three-year period relative to that of our peer group. These performance metrics are established on the grant date. At the end of the performance period, the number of shares of stock that could be issued is based upon the degree of achievement of the performance goals. The participants could earn from 0% up to 200% of the three-year target award shares, subject to continued service through the vesting date. After the number of shares earned based on our performance goals is determined, the relative TSR modifier may either increase or decrease the number of shares earned from +20% to -20%, but not over 200% of target shares, based on the performance of our common stock over a three-year period relative to that of our peer group. The fair value of these awards is derived using the Monte Carlo simulation which utilizes our closing stock price on the date of grant and the stock volatility, dividend yield and market correlation of Vista to its peer group. The expense recognized over the vesting period is adjusted up or down based on the anticipated performance level during the performance period. If the performance metrics are not probable of achievement during the performance period, compensation expense would be reversed. The awards are forfeited if the threshold performance metrics are not achieved as of the end of the performance period. The performance shares vest at the end of the performance period.
We granted 90,847 performance awards during fiscal year 2024. We granted 258,538 performance awards with a TSR modifier during fiscal year 2024. There were 6,763 performance awards earned during fiscal year 2024. There were 87,124 performance awards with a TSR modifier shares earned during fiscal year 2024 that were subject to a three-year performance period related to certain performance goals. Based on our performance, participants earned 100% of the performance awards granted to them and the TSR modifier was not applicable.
The weighted average grant date fair value for performance based award grants was $27.42, $29.66, and $37.88 in fiscal years 2024, 2023, and 2022, respectively.
A summary of our performance based awards for fiscal year 2024 is presented below:

	Shares	Weighted average grant date fair value
Nonvested as of March 31, 2023	242,904	$35.72
Cancelled/forfeited	(74,888)	30.27
Earned(1)	(93,887)	39.88
Awarded	349,385	27.42
Nonvested as of March 31, 2024	423,514	$29.25
(1) Performance shares are earned and vest at the end of the performance period based on the performance criteria achieved, subject to continued service through the vesting date.
As of March 31, 2024, the unamortized compensation expense related to these awards was $5,840, which is expected to be recognized over a weighted-average period of 1.8 years.
Stock Option Awards
Stock options may be granted periodically, with an exercise price equal to the fair value of common stock on the date of grant, and generally vest from one to three years from the date of grant. Stock options are generally granted with ten-year terms. We recorded compensation expense for employee stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes option-pricing model. The model uses various assumptions, including a risk-free interest rate, the expected term of the options, the expected stock price volatility, and the expected dividend yield. There were no stock options granted during fiscal years 2024, 2023, and 2022.
A summary of our stock option activity for fiscal year 2024 is presented below:

	Shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding and exercisable as of March 31,2023	45,270	$17.86	4.1	$536
Forfeited/expired	(11,056)	35.86
Exercised	(10,915)	14.92
Outstanding and exercisable as of March 31,2024	23,299	$10.71	4.7	$514
There were 10,915, 321,260, and 28,921 options exercised during fiscal years 2024, 2023, and 2022, respectively. The total intrinsic value of options exercised during fiscal years 2024, 2023, and 2022 was $143, $4,828, and $1,102, respectively. Cash received from options exercised during fiscal years 2024, 2023, and 2022 was $162, $4,213, and $533, respectively.
As of March 31, 2024, there was no unrecognized compensation cost related to stock option awards.
Restricted Stock Units
Restricted stock units granted to certain key employees and non-employee directors totaled 958,618 shares in fiscal year 2024. The weighted average grant date fair value of restricted stock units granted was $30.66, $27.82, and $34.58 in fiscal years 2024, 2023, and 2022, respectively. Restricted stock units vest over periods generally ranging from one to three years from the date of award and are valued at the market price of common stock as of the grant date.
A summary of our restricted stock unit award activity for fiscal year 2024 is presented below.

	Shares	Weighted average grant date fair value
Nonvested as of March 31, 2023	741,023	$27.43
Granted	958,618	30.66
Vested	(423,418)	26.41
Forfeited	(46,595)	29.43
Nonvested as of March 31, 2024	1,229,628	$30.29
As of March 31, 2024, the total unrecognized compensation cost related to non-vested restricted stock units was $29,943 and is expected to be realized over a weighted average period of 1.9 years.
Total pre-tax stock-based compensation expense of $11,450, $28,119, and $27,407 was recognized during fiscal years 2024, 2023, and 2022, respectively. The total income tax benefit recognized in the consolidated statements of comprehensive income (loss) for share-based compensation was $2,023, $6,020, and $4,882 during fiscal years 2024, 2023, and 2022, respectively.
Share Repurchases
Repurchases of shares during fiscal years 2024, 2023, and 2022 were 0, 0, and 2,981, respectively. See Part II, Item 5 of this Annual Report for details on our share repurchase programs.